FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Impact on profit or loss before tax (Details) - Foreign Currency Risk - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Credit-risk rating
Percentage of reasonable increase	10.00%	10.00%
Percentage of reasonable decrease	(10.00%)	(10.00%)
CNY/EUR
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	€ 2,019	€ 1,820
Impact on profit or loss before tax due to reasonable decrease in material currency pair	(2,467)	(2,224)
USD/EUR
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	(325)	(882)
Impact on profit or loss before tax due to reasonable decrease in material currency pair	398	1,078
TWD/EUR
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	135	130
Impact on profit or loss before tax due to reasonable decrease in material currency pair	(165)	(159)
HKD/EUR
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	184
Impact on profit or loss before tax due to reasonable decrease in material currency pair	(225)
KRW/EUR
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	(389)	(167)
Impact on profit or loss before tax due to reasonable decrease in material currency pair	475	204
CNY/TWD
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	22
Impact on profit or loss before tax due to reasonable decrease in material currency pair	(26)
CNY/HKD
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	158
Impact on profit or loss before tax due to reasonable decrease in material currency pair	(203)
USD/CNY
Credit-risk rating
Impact on profit or loss before tax due to reasonable increase in material currency pair	98	104
Impact on profit or loss before tax due to reasonable decrease in material currency pair	€ (120)	€ (127)